Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Operating Segments
ITAÚ UNIBANCO HOLDING S.A.
From January 1 to December 31, 2019

	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	79,227	30,650	9,913	119,790	(2,711)	117,079
Interest margin (1)	46,764	18,778	9,088	74,630	(5,280)	69,350
Revenues from banking services	25,411	11,306	590	37,307	1,725	39,032
Income from insurance and private pension operations before claim and selling expenses	7,052	566	235	7,853	(3,300)	4,553
Other revenues	0	0	0	0	4,144	4,144
Cost of Credit	(16,072)	(2,082)	0	(18,154)	882	(17,272)
Claims	(1,206)	(59)	0	(1,265)	(30)	(1,295)
Operating margin	61,949	28,509	9,913	100,371	(1,859)	98,512
Other operating income / (expenses)	(41,430)	(15,403)	(986)	(57,819)	(9,450)	(67,269)
Non-interest expenses (2)	(36,346)	(13,940)	(365)	(50,651)	(10,361)	(61,012)
Tax expenses for ISS, PIS and COFINS and Other	(5,084)	(1,463)	(621)	(7,168)	(404)	(7,572)
Share of profit or (loss) in associates and joint ventures	0	0	0	0	1,315	1,315
Net income before income tax and social contribution	20,519	13,106	8,927	42,552	(11,309)	31,243
Income tax and social contribution	(7,095)	(3,856)	(2,545)	(13,496)	10,066	(3,430)
Non-controlling interest in subsidiaries	(198)	(444)	(51)	(693)	(7)	(700)
Net income	13,226	8,806	6,331	28,363	(1,250)	27,113

Total assets (*) – 12/31/2019	1,056,275	682,271	147,901	1,738,713	(101,232)	1,637,481

Total liabilities – 12/31/2019	1,013,186	625,614	104,799	1,595,865	(107,849)	1,488,016

(*) Includes:
Investments in associates and joint ventures	1,911	0	13,666	15,577	(480)	15,097
Fixed assets, net	5,252	1,160	0	6,412	754	7,166
Goodwill and Intangible assets, net	6,681	7,645	0	14,326	5,393	19,719

(1)
Includes interest and similar income, expenses and dividend of R$ 64,325, net gains (loss) on investment securities and derivatives of R$ 4,098 and results from foreign exchange operations and exchange variation of transactions abroad of R$ 927.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (4,630).
(3)
The IFRS consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

ITAÚ UNIBANCO HOLDING S.A.
From January 1 to December 31, 2018

	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	72,182	29,389	10,246	111,817	(7,617)	104,200
Interest margin (1)	40,243	18,930	9,912	69,085	(8,380)	60,705
Revenues from banking services	25,131	9,810	138	35,079	1,730	36,809
Income from insurance and private pension operations before claim and selling expenses	6,808	649	196	7,653	(3,692)	3,961
Other revenues	—	—	—	—	2,725	2,725
Cost of Credit	(12,526)	(1,540)	—	(14,066)	5,112	(8,954)
Claims	(1,160)	(68)	—	(1,228)	—	(1,228)
Operating margin	58,496	27,781	10,246	96,523	(2,505)	94,018
Other operating income / (expenses)	(40,002)	(15,217)	(1,070)	(56,289)	(7,121)	(63,410)
Non-interest expenses (2)	(35,296)	(13,817)	(331)	(49,444)	(8,094)	(57,538)
Tax expenses for ISS, PIS and COFINS and Other	(4,706)	(1,400)	(739)	(6,845)	226	(6,619)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	747	747
Net income before income tax and social contribution	18,494	12,564	9,176	40,234	(9,626)	30,608
Income tax and social contribution	(6,939)	(3,829)	(2,964)	(13,732)	8,763	(4,969)
Non-controlling interest in subsidiaries	(184)	(550)	(35)	(769)	37	(732)
Net income	11,371	8,185	6,177	25,733	(826)	24,907

Total assets (*) – 12/31/2018	1,042,145	655,393	142,853	1,649,613	(96,816)	1,552,797

Total liabilities – 12/31/2018	1,005,194	597,528	93,546	1,505,490	(103,159)	1,402,331

(*) Includes:
Investments in associates and joint ventures	1,220	—	11,438	12,658	(639)	12,019
Fixed assets, net	5,526	879	—	6,405	897	7,302
Goodwill and Intangible assets, net	6,845	8,178	—	15,023	4,306	19,329

(1)
Includes interest and similar income,expenses and dividend of R$ 62,565, net gains (loss) on investment securities and derivatives of R$ (4,834) and results from foreign exchange operations and exchange variation of transactions abroad of R$ 2,974.

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (3,332).
(3)
The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

ITAÚ UNIBANCO HOLDING S.A.
From January 1 to December 31, 2017

	Retail Banking	Wholesale Banking	Activities with the Market + Corporation	ITAÚ UNIBANCO	Adjustments	IFRS consolidated (3)
Operating revenues	69,921	28,748	10,623	109,292	2,231	111,523
Interest margin (1)	38,570	19,426	10,515	68,511	2,731	71,242
Revenues from banking services	24,096	8,876	42	33,014	1,434	34,448
Income from insurance and private pension operations before claim and selling expenses	7,255	446	66	7,767	(3,068)	4,699
Other revenues	—	—	—	—	1,134	1,134
Cost of Credit	(12,166)	(5,829)	(6)	(18,001)	(1,773)	(19,774)
Claims	(1,222)	(53)	—	(1,275)	83	(1,192)
Operating margin	56,533	22,866	10,617	90,016	541	90,557
Other operating income / (expenses)	(37,601)	(14,523)	(1,647)	(53,771)	(6,204)	(59,975)
Non-interest expenses (2)	(33,186)	(13,265)	(831)	(47,282)	(6,212)	(53,494)
Tax expenses for ISS, PIS and COFINS and Other	(4,415)	(1,258)	(816)	(6,489)	(542)	(7,031)
Share of profit or (loss) in associates and joint ventures	—	—	—	—	550	550
Net income before income tax and social contribution	18,932	8,343	8,970	36,245	(5,663)	30,582
Income tax and social contribution	(7,107)	(2,412)	(1,775)	(11,294)	3,937	(7,357)
Non-controlling interest in subsidiaries	(166)	117	(23)	(72)	40	(32)
Net income	11,659	6,048	7,172	24,879	(1,686)	23,193

Total assets (*) – 12/31/2017	970,137	604,384	119,309	1,503,503	(67,264)	1,436,239

Total liabilities – 12/31/2017	934,835	548,185	71,873	1,364,566	(72,683)	1,291,883

(*) Includes:
Investments in associates and joint ventures	1,168	—	3,986	5,154	(99)	5,055
Fixed assets, net	5,105	1,290	—	6,395	964	7,359
Goodwill and Intangible assets, net	8,739	7,694	—	16,433	2,950	19,383

(1)
Includes net interest and similar income and expenses of R$ 67,311, net gain (loss) on investment securities and derivatives of R$ 4,181 and foreign exchange results and exchange variation on transactions of abroad R$ (250).

(2)	Refers to general and administrative expenses including depreciation and amortization expenses of R$ (3,034).
(3)
The IFRS Consolidated figures do not represent the sum of the segments because there are intercompany transactions that were eliminated only in the consolidated financial statements. Segments are assessed by top management, net of income and expenses between related parties.

Summary of Result of Non-Current Assets and Main Services and Products by Geographic Region
c) Result of
Non-Current
Assets and Main Services and Products by Geographic
Region

	12/31/2019			12/31/2018
	Brazil	Abroad	Total	Brazil	Abroad	Total
Non-current assets	16,123	10,762	26,885	15,435	11,196	26,631

	01/01 to 12/31/2019			01/01 to 12/31/2018			01/01 to 12/31/2017
	Brazil	Abroad	Total	Brazil	Abroad	Total	Brazil	Abroad	Total
Income related to financial operations (1) (2)	117,541	27,767	145,308	108,362	22,955	131,317	131,689	17,883	149,572
Income from insurance and private pension operations before claim and selling expenses	4,423	130	4,553	3,812	149	3,961	4,551	148	4,699
Revenues from banking services	35,283	3,749	39,032	33,211	3,598	36,809	31,296	3,152	34,448

(1)	Includes interest and similar income, dividend income, net gain (loss) on investment securities and derivatives, foreign exchange results, and exchange variation on transactions abroad.
(2)	ITAÚ UNIBANCO HOLDING does not have customers representing 10% or higher of its revenues.